Exchange rate effects (Tables)	12 Months Ended
Dec. 31, 2018
Exchange rate effects
Schedule of revenue distributed among currencies

	Revenue
	2018		2017		2016
SEK	16,765	71%	15,336	71%	12,503	69%
EUR	5,010	21%	4,443	21%	4,094	23%
HRK	1,929	8%	1,687	8%	1,534	8%
Total	23,704	100%	21,466	100%	18,131	100%

Schedule of operating profit/loss distributed among currencies

	Operating profit
	2018		2017		2016
SEK	2,040	55%	2,272	65%	2,124	68%
EUR	1,250	33%	1,196	35%	978	31%
HRK	460	12%	1	0%	31	1%
Total	3,750	100%	3,469	100%	3,133	100%

Schedule of exchange rate differences of operations reported in income statement

	2018	2017	2016
Other operating income	77	30	34
Other operating expenses	(100)	(38)	(24)
Other financial items	(8)	14	(2)
Total exchange rate differences in income statement	(31)	6	8